Deferred Income Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2018
Deferred Income Tax Assets And Liabilities
Deferred Income Tax Assets and Liabilities
11	DEFERRED INCOME TAX ASSETS AND LIABILITIES

Changes in deferred income tax assets and liabilities

	As At March 31, 2018
	Opening Balance	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$11,749	$(10,882)	$60	$927
Property and equipment	155	(72)	—	83
Others	1,082	1,440	(80)	2,442
Total income deferred tax asset	$12,986	$(9,514)	$(20)	$3,452
Deferred income tax liabilities
Property and equipment	(1,228)	452	—	(776)
Intangible assets	(47,590)	5,491	284	(41,815)
Others	(29)	—	—	(29)
Total deferred income tax liability	$(48,847)	$5,943	$284	$(42,620)

Net deferred tax (liability) / asset	$(35,861)	$(3,571)	$264	$(39,168)
As at March 31, 2018
Deferred income tax asset				$351
Deferred income tax liability				$(39,519)

	As At March 31, 2017
	Opening Balance	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$14,170	$(2,621)	$200	$11,749
Property and equipment	57	95	3	155
Others	834	216	32	1,082
Total income deferred tax asset	$15,061	$(2,310)	$235	$12,986
Deferred income tax liabilities
Property and equipment	(1,247)	24	(5)	(1,228)
Intangible assets	(45,714)	(917)	(959)	(47,590)
Others	(14)	(14)	(1)	(29)
Total deferred income tax liability	$(46,975)	$(907)	$(965)	$(48,847)

Net deferred tax (liability) / asset	$(31,914)	$(3,217)	$(730)	$(35,861)
As at March 31, 2017
Deferred income tax asset				$112
Deferred income tax liability				$(35,973)

	As At March 31, 2016
	Opening Balance	Additions due to acquisition during the year	Recognized in consolidated statements of income	Recognized in other comprehensive income	Exchange Difference	Closing Balance
	(in thousands)
Deferred income tax assets:
Minimum alternate tax carry-forward	$14,246	$—	$821	$—	$(897)	$14,170
Property and equipment	151	86	(177)	—	(3)	57
Others	768	48	86	—	(68)	834
Total deferred income tax asset	$15,165	$134	$730	$—	$(968)	$15,061
Deferred income tax liabilities
Property and equipment	(240)	—	(11)	(1,010)	14	(1,247)
Intangible assets	(41,753)	(1,280)	(5,363)	—	2,682	(45,714)
Others	(107)	—	94	—	(1)	(14)
Total deferred income tax liabilities	$(42,100)	$(1,280)	$(5,280)	$(1,010)	$2,695	$(46,975)

Net deferred income tax (liability) / asset	$(26,935)	$(1,146)	$(4,550)	$(1,010)	$1,727	$(31,914)
As at March 31, 2016
Deferred income tax asset						$167
Deferred income tax liability						$(32,081)

Deferred tax is calculated in full on all temporary differences under the liability method using the local tax rate of the country in which the timing difference occurs.

Deferred tax assets have been recognized on the basis that there is reasonable certainty of profitability to utilize the available losses and tax credits. Deferred tax liabilities to the extent of $43,962 (2017: $40,432) have not been provided on the undistributed earnings of subsidiaries as Eros is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The excess tax paid under MAT provisions over and above normal tax liability can be carried forward and setoff against future tax liabilities computed under normal tax provisions. The Company was required to pay MAT in the past years and accordingly, a deferred tax asset of $ 927 (2017: $11,749 and 2016: $ 14,170) has been recognised in the balance sheet, which can be carried forward for a period of fifteen assessment years immediately succeeding the assessment year in which it becomes allowable.

Except for Nil (2017: Nil, 2016: 1,010) relating to tax on revaluation of freehold building, no amount has been recognized in other comprehensive income. No amounts relating to tax have been recognized directly in equity.

Domestic tax is Nil as the Company is subject to Income tax in IOM at a rate of zero percent. Foreign taxes are based on applicable tax rates in each subsidiary jurisdiction.